As filed with the Securities and Exchange Commission on January 22, 2016
SECURITIES ACT FILE NO. 333-134551
INVESTMENT COMPANY ACT FILE NO. 811-21906

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 415	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 418	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606

(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON FEBRUARY 19, 2016 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 391 to its Registration Statement until February 19, 2016. Parts A, B and C of Registrant's Post-Effective Amendment No. 391 under the Securities Act of 1933 and Amendment No. 394 under the Investment Company Act of 1940, filed on October 6, 2015, are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 22nd day of January, 2016.

CLAYMORE EXCHANGE-TRADED FUND TRUST

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	January 22, 2016
Randall C. Barnes
*	Trustee	January 22, 2016
Roman Friedrich III
*	Trustee	January 22, 2016
Robert B. Karn III
*	Trustee	January 22, 2016
Ronald A. Nyberg
*	Trustee	January 22, 2016
Ronald E. Toupin, Jr.
*	Trustee	January 22, 2016
Donald A. Chubb, Jr.
*	Trustee	January 22, 2016
Jerry B. Farley
*	Trustee	January 22, 2016
Maynard F. Oliverius

/s/ Donald C. Cacciapaglia	Trustee, President and Chief Executive Officer	January 22, 2016
Donald C. Cacciapaglia

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	January 22, 2016
John L. Sullivan

/s/ Mark E. Mathiasen		January 22, 2016
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney